Provisions	12 Months Ended
Dec. 31, 2017
Disclosure of provisions [Abstract]
Disclosure of provisions [Text block]
Table of Contents

Note 19Provisions

Philips Group
Provisions
in millions of EUR
2016 - 2017
	2016			2017
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit 20	1,996		1,996	973		973
Product warranty	66	193	259	44	157	201
Environmental provisions	252	69	321	140	19	160
Restructuring-related provisions	27	174	201	25	87	112
Litigation provisions	40	56	96	26	24	50
Other provisions	545	188	733	451	113	564
Provisions	2,926	680	3,606	1,659	400	2,059

Product warranty

The provisions for product warranty reflect the estimated costs of replacement and free-of-charge services that will be incurred by the Company with respect to products sold. The Company expects the provisions to be utilized mainly within the next year.

Philips Group
Provisions for product warranty
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	302	289	259
Changes:
Additions	327	325	283
Utilizations	(357)	(357)	(270)
Transfer to liabilities directly associated with assets held for sale			(56)
Translation differences and other	17	2	(16)
Balance as of December 31	289	259	201

Environmental provisions

The environmental provisions include accrued costs recorded with respect to environmental remediation in various countries. In the United States, subsidiaries of the Company have been named as potentially responsible parties in state and federal proceedings for the clean-up of certain sites.

Provisions for environmental remediation can change significantly due to the emergence of additional information regarding the extent or nature of the contamination, the need to utilize alternative technologies, actions by regulatory authorities as well as changes in judgments and discount rates.

Approximately EUR 55 million is expected to be utilized within the next five years, with the remainder being long term. For more details on the environmental remediation reference is made to Contingent assets and liabilities.

Philips Group
Environmental provisions
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	360	335	321
Changes:
Additions	27	18	18
Utilizations	(24)	(24)	(21)
Releases	(36)	(36)	(8)
Changes in discount rate	(7)	11	11
Accretion	7	7	6
Translation differences and other	8	10	(20)
Transfer to liabilities directly associated with assets held for sale			(146)
Balance as of December 31	335	321	160

The release of the provisions originates from additional insights in relation to factors like the estimated cost of remediation, changes in regulatory requirements and efficiencies in completion of various site work phases.

Restructuring-related provisions

Philips Group
Restructuring-related provisions
in millions of EUR
2017
	Jan. 1, 2017	additions	utilizations	releases	other changes [1] )	Dec. 31, 2017
Personal Health	5	14	(5)	(6)	(1)	7
Diagnosis & Treatment	13	46	(16)	(5)	(1)	38
Connected Care & Health Informatics	13	27	(12)	(6)	(1)	20
HealthTech Other	37	55	(27)	(16)	(1)	47
Lighting	133	9	(35)	(3)	(104)
Philips Group	201	150	(96)	(37)	(107)	112
1) Other changes primarily relate to translation differences and reclassifications to liabilities directly associated with assets held for sale.

In 2017, the most significant restructuring projects impacted Diagnosis & Treatment and HealthTech Other businesses and mainly took place in the Netherlands and the US. The restructuring comprised mainly product portfolio rationalization and the reorganization of global support functions.

The Company expects the provisions will be utilized mainly within the next year.

2016

The movements in the provisions for restructuring in 2016 by segment are presented as follows:

Philips Group
Restructuring-related provisions
in millions of EUR
2016
	Jan. 1, 2016	additions	utilizations	releases	other changes [1] )	Dec. 31, 2016
Personal Health	32	7	(29)	(2)	(3)	5
Diagnosis & Treatment	28	11	(19)	(6)	(1)	13
Connected Care & Health Informatics	21	11	(14)	(6)	1	13
HealthTech Other	38	35	(16)	(19)	(1)	37
Lighting	178	95	(118)	(27)	5	133
Legacy Items		(1)	(1)	(1)	3
Philips Group	297	158	(197)	(61)	4	201
1) Other changes primarily relate to translation differences and transfers between segments

In 2016, restructuring projects at HealthTech Other mainly took place in the Netherlands.

2015

The movements in the provisions for restructuring in 2015 are presented by segment as follows:

Philips Group
Restructuring-related provisions
in millions of EUR
2015
	Jan. 1, 2015	additions	utilizations	releases	other changes [1] )	Dec. 31, 2015

Personal Health	13	30	(7)	(4)		32
Diagnosis & Treatment	29	30	(24)	(7)		28
Connected Care & Health Informatics	16	20	(12)	(3)		21
HealthTech Other	87	25	(32)	(41)	(1)	38
Lighting	235	89	(114)	(33)	1	178
Legacy Items
Philips Group	380	194	(189)	(88)		297
1) Other changes primarily relate to translation differences and transfers between segments

In 2015, restructuring projects at Diagnosis & Treatment businesses, Connected Care & Health Informatics and HealthTech Other mainly took place in the US and France. Personal Health restructuring projects were mainly in Italy.

Litigation provisions

The Company and certain of its group companies and former group companies are involved as a party in legal proceedings, including regulatory and other governmental proceedings.

Philips Group
Litigation provisions
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	653	578	96
Changes:
Additions	66	31	40
Utilizations [1] )	(186)	(313)	(52)
Releases	(25)	(98)	(11)
Reclassifications [1] )	-	(125)	2
Changes in discount rate	8	5
Accretion	12	8	3
Translation differences	50	10	(7)
Transfer to liabilities directly associated with assets held for sale			(21)
Balance as of December 31	578	96	50
1)The presentation of prior-year information has been reclassified to conform to the current-year presentation
The most significant proceedings

The majority of the movements in the above schedule related to the Cathode Ray Tube (CRT) antitrust litigation and Masimo Corporation (Masimo) patent litigation.

Cathode Ray Tube (CRT) antitrust litigation

In 2015, 2016 and 2017, the majority of the movements in relation to the CRT antitrust litigation were utilizations due to the transfer to other liabilities for which the Company was able to reach a settlement. These settlements were subsequently paid out in the respective following year.

For more details reference is made to Contingent assets and liabilities.

Masimo Corporation (Masimo) patent litigation

On October 1, 2014, a jury awarded USD 467 million to Masimo Corporation (Masimo) in a trial held before the United States District Court for the District of Delaware. The decision by the jury completed an initial phase of a three-phase trial regarding a first lawsuit started by Masimo against the Company in 2009. A second lawsuit was started by Masimo against the Company in 2016. Between the two lawsuits, claims were raised by the parties against each other relating to patent infringement and antitrust violations in the field of pulse oximetry.

On November 5, 2016, the Company and Masimo entered into a wide-ranging, multi-year business partnership involving both companies’ innovations in patient monitoring and therapy solutions, ending all pending lawsuits between the two companies, including releasing the Company from paying the USD 467 million jury verdict.

The Company and Masimo also agreed to:

  a USD 300 million cash payment by Philips to Masimo;
  a one-time donation to the Masimo Foundation of USD 5 million to support the Masimo Foundation’s project on patient safety and better outcomes;
  commitments of the Company with respect to sales targets, marketing and product integration over the coming years of about USD 136 million.

Entering into the agreements resulted in a payment of USD 305 million (EUR 280 million) in November 2016, a release of litigation provisions of USD 86 million (EUR 79 million) and a liability reclassification from litigation provisions to other provisions of USD 136 million (EUR 125 million).

The utilizations and reclassifications in 2016 mainly related to Masimo. Reclassifications include reclassification from litigation provisions to other provisions.

Other

The translation differences in the schedule above are mainly explained by the movements in the USD/EUR rate which impacted the litigation provisions denominated in USD.

The Company expects to use the provisions mainly within the next three years.

Other provisions

Philips Group
Other provisions
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	575	604	733
Changes:
Additions	198	183	304
Utilizations	(186)	(167)	(238)
Releases	(35)	(61)	(88)
Reclassification	14	142	4
Transfer to liabilities directly associated with assets held for sale			(156)
Accretion	7	8	-
Acquisitions	24	-	62
Translation differences and other	7	24	(56)
Balance as of December 31	604	733	564

The main elements of other provisions are:

  provisions for possible taxes/social security of EUR 97 million (2016: EUR 131 million);
  onerous contract provisions for unfavorable supply contracts as part of divestment transactions, onerous (sub)lease contracts and expected losses on existing projects /orders totaling EUR 31 million (2016: EUR 85 million);
  provisions for employee jubilee funds EUR 57 million (2016: EUR 84 million);
  self-insurance provisions of EUR 48 million (2016: EUR 77 million);
  provisions for decommissioning costs of EUR 32 million (2016: EUR 48 million);
  provisions for rights of return of EUR 37 million (2016: EUR 46 million);
  provisions for other employee benefits and obligatory severance payments of EUR 24 million (2016: EUR 38 million);
  provisions for contingent considerations of EUR 66 million (2016: EUR 11 million);
  the release in 2017 of EUR 88 million is due to the reassessment of our positions in other provisions.

Other provisions are expected to be utilized mainly within the next five years, except for:

  provisions for employee jubilee funds of which a quarter is expected to be utilized within the next five years;
  provisions for contingent considerations of which nearly half is expected to be utilized after five years;
  provisions for decommissioning costs of which over half is expected to be utilized after five years;
  provisions for rights of return to be utilized mainly within the next year.